Vanguard ® U.S. Stock Index Funds
SUPPLEMENT TO THE PROSPECTUS

New Target Index for Vanguard Total Stock Market Index Fund

Vanguard Total Stock Market Index Fund has begun tracking its new target index, the Morgan Stanley Capital International® (MSCI®) US Broad Market Index, previously approved by the Fund’s board of trustees. The Fund’s board believes that the new index uses a construction methodology that is superior to the methodology used by the previous index.

    The new index, like the previous index, measures the performance of the overall stock market, so the investment objective and risks described in the Fund’s current prospectuses have not changed. That said, the new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

    Additional information about the new index is available on Vanguard.com®.

Vanguard, The Vanguard Group, Vanguard.com, and the ship logo are trademarks of The Vanguard Group, Inc. The funds or securities referred to herein that are offered by The Vanguard Group and track an MSCI index are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities. For such funds or securities, the Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with The Vanguard Group.

© 2005 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PSA85 042005

Vanguard ® U.S. Stock Index Funds
SUPPLEMENT TO THE PROSPECTUS

New Target Index for Vanguard Total Stock Market and Institutional Total Stock Market Index Funds

Vanguard Total Stock Market Index Fund and Vanguard Institutional Total Stock Market Index Fund have begun tracking their new target index, the Morgan Stanley Capital International ®
(MSCI ® ) US Broad Market Index, previously approved by each Fund’s board of trustees. The boards believe that the new index uses a construction methodology that is superior to the methodology used by the previous index.

    The new index, like the previous index, measures the performance of the overall stock market, so the investment objectives and risks described in the Funds’ current prospectuses have not changed. That said, the new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

    Additional information about the new index is available on Vanguard.com ® .

Vanguard, The Vanguard Group, Vanguard.com, and the ship logo are trademarks of The Vanguard Group, Inc. The funds or securities referred to herein that are offered by The Vanguard Group and track an MSCI index are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities. For such funds or securities, the Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with The Vanguard Group.

© 2005 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PSA854 042005